SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

Management evaluated all additional events through the date the consolidated financial statements were available to be issued. Based upon this review, unless noted below, the Company did not identify any material subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On April 30,2025, the Company entered into a convertible promissory note of $210,000 with 10% original issue discount (OID), interest rate of 10% per annum, conversion price of 55% of the average price of the Company’s common stock during the 20 consecutive trading days prior to the date of the conversion with maturity date of April 30, 2026. During the three months ended February 28,2025, the Company obtained the initial consideration of $51,000 (see Note 9) and as of filing of this consolidate financial statements, the Company obtained the initial consideration of $84,559.

In May 2025, the Company’s Board of Directors authorized the issuance of the convertible promissory note and warrants to an investor. The convertible promissory note was for the amount of $510,000 with 10% original discount (OID) , interest rate of 6% per annum , conversion price of the lesser of (i) the closing price of the Company’s common stock on the trading market on the issuance date and (ii) 84% of the lowest Volume Weighted Average Price (VWAP) over the ten trading day period ending on the date the conversion notice. The common stock purchase warrant was for 3,631,083 shares of common stock for a period of 5 years, with the exercise price of the closing price of common stock on the trading market on the intimal exercise date. As of filing this consolidate financial statements, the Company obtained the initial consideration of $510,000.

NOTE 12 – SUBSEQUENT

Management has evaluated subsequent events through the date these financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure, except as follows:

On January 17,2025, the Company entered into a convertible promissory note of $37,500 with interest rate of 10% per annum, conversion price of 75% of the average price of the Company’s common stock during the 10 consecutive trading days prior to the date of the conversion with maturity date of January 17,2026. On January 23,2025, the Company obtained the amount of $37,500.

On February 4,2025, the Company entered into a convertible promissory note of $50,000 with 10% original issue discount (OID), interest rate of 10% per annum, conversion price of 55% of the average price of the Company’s common stock during the 20 consecutive trading days prior to the date of the conversion with maturity date of February 4,2026. During January-March 2025, the Company obtained the initial consideration of $48,000 with 10% OID of $5,333 for total initial principal amount of $53,333.

GIVBUX, INC.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholders of

GIVBUX, INC.

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Givbux, Inc (the ‘Company’) as of December 31, 2023, and 2022, and the related consolidated statements of operations changes in stockholders’ deficit and cash flows for each of the two years ended December 31, 2023, and 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2023, and 2022, and the results of its operations and its cash flows for each of the two years ended December 31, 2023, and 2022, in conformity with accounting principles generally accepted in the United States of America.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As discussed in Note 2, the Company suffered an accumulated deficit of $3,986,666, net loss of $1,106,962 and a negative working capital of $2,482,996. These matters raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans with regards to these matters are also described in Note 2 to the financial statements. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

Critical audit matters are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. Communication of critical audit matters does not alter in any way our opinion on the financial statements taken as a whole and we are not, by communicating the critical audit matters, providing separate opinions on the critical audit matter or on the accounts or disclosures to which they relate.

/s/Olayinka Oyebola

OLAYINKA OYEBOLA & CO.

(Chartered Accountants)

Lagos, Nigeria

We have served as the Company’s auditor since April 2024.

June 26, 2024.

GivBux, Inc

Consolidated Balance sheets

	December 31,	December 31,
	2023	2022
Assets
Current assets
Cash	$41,870	$41,951
Prepaid expenses	22,770	2,334
Other receivable	10,000	10,000
Total current assets	74,640	54,285

Operating lease right of use asset	60,357	415,285
Total Assets	$134,997	$469,570

Liabilities and Stockholders’ Deficit
Current Liabilities
Accounts payable	$174,475	$48,149
Accrued liabilities	714,986	335,377
Due to related party	3,275	3,275
Notes payable - related parties	1,026,260	988,235
Loans payable, net discount of $23,094 and 0	398,246	28,000
Convertible notes, net discount of $18,070 and $0	145,830	135,900
Derivative liabilities	32,241	-
Operating lease liabilities - current	62,323	364,738
Total Current Liabilities	2,557,636	1,903,674

Operating lease liabilities - noncurrent	-	62,323
Total Liabilities	2,557,636	1,965,997

Stockholders’ Deficit
Preferred stock: 10,000,000 authorized; $0.001 par value 0 shares issued and outstanding	-	-
Common stock: 100,000,000 authorized; $0.001 par value 88,579,434 shares and 88,512,767shares issued and outstanding, respectively	88,580	88,513
Additional paid in capital	1,415,447	1,294,764
Subscription received - shares to be issued	60,000	-
Accumulated deficit	(3,986,666)	(2,879,704)
Total Stockholders’ Deficit	(2,422,639)	(1,496,427)
Total Liabilities and Stockholders’ Deficit	$134,997	$469,570

See accompanying notes to the Audited consolidated financial statements.

GivBux, Inc

Consolidated Statement of Operations

	Year Ended
	December 31,
	2023	2022

Revenue	$196,326	$162,857

Operating expenses
General and administrative	640,009	869,380
Sales and marketing	120,000	-
Stock based-compensation -management	37,500	240,000
Stock based-compensation -services	-	218,784
Professional fees	435,717	59,370
Total operating expenses	1,233,226	1,387,534

Loss from operations	(1,036,900)	(1,224,677)

Other expense
Interest expense	(65,821)	(30,820)
Change in fair value of derivative liabilities	(4,241)	-
Total other expense	(70,062)	(30,820)

Loss before income taxes	(1,106,962)	(1,255,497)
Provision for income taxes	-	-
Net loss	$(1,106,962)	$(1,255,497)

Basic and diluted loss per Common Share	$(0.01)	$(0.01)
Basic and diluted weighted average number of common shares outstanding	88,548,658	87,766,041

See accompanying notes to Audited consolidated financial statements.

GivBux, Inc

Consolidated Statement of change in Stockholders’ Deficit

For the Years Ended December 31, 2023, and 2022

Audited

			Additional			Total
	Common Stock		Paid in	Common Stock	Accumulated	Stockholders’
	Shares	Amount	Capital	to be issued	Deficit	Equity (Deficit)

Balance - December 31, 2021	87,761,100	$87,761	$257,588	$-	$(1,624,207)	$(1,278,858)

Common stock issued for cash	266,667	267	399,733	-	-	400,000
Common stock issued for compensation -management	160,000	160	239,840	-	-	240,000
Common stock issued for compensation -services	145,856	146	218,638	-	-	218,784
Common stock issued for settlement of debts	179,144	179	178,965	-	-	179,144
Net loss	-	-	-	-	(1,255,497)	(1,255,497)
Balance - December 31, 2022	88,512,767	$88,513	$1,294,764	$-	$(2,879,704)	$(1,496,427)

Subscription received- shares to be issued	-	-	-	60,000	-	60,000
Common stock issued for compensation -management	25,000	25	37,475	-	-	37,500
Common stock issued for cash	16,667	17	24,983	-	-	25,000
Common stock issued for compensation -services	25,000	25	58,225	-	-	58,250
Net loss	-	-	-	-	(1,106,962)	(1,106,962)
Balance - December 31, 2023	88,579,434	$88,580	$1,415,447	$60,000	$(3,986,666)	$(2,422,639)

See accompanying notes to Audited consolidated financial statements.

GivBux, Inc

Consolidated Statement of Cash Flows

	Year Ended
	December 31,
	2023	2022

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(1,106,962)	$(1,255,497)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation-management	37,500	240,000
Stock-based compensation -services	58,250	218,784
Amortization of debt discount	11,026	-
Change in fair value of derivative liabilities	4,241	-
Changes in operating assets and liabilities:
Prepaid expenses	(20,436)	-
Other current assets	-	(1,763)
Accounts payable and accrued liabilities	479,888	209,552
Accrued interest	54,796	30,820
Change of right-of-use assets and lease liabilities	(9,810)	2,056
Net Cash used in Operating Activities	(491,507)	(556,048)

CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft	-	28
Proceeds from issuance of common stock	25,000	400,000
Proceeds from loans payable	369,150	40,500
Proceeds from convertible notes	28,000	101,241
Repayment of loans payable	-	(12,500)
Proceed from stock subscription	60,000	-
Proceeds from related parties	157,828	171,776
Repayment to related parties	(148,552)	(121,196)
Net Cash provided by Financing Activities	491,426	579,849

Net change in cash	(81)	23,801
Cash, beginning of period	41,951	18,150
Cash, end of period	$41,870	$41,951

Supplemental cash flow information
Cash paid for interest	$166	$-
Cash paid for taxes	$-	$-

Non-cash Investing and Financing transactions:
Common stock issued for settlement of debt	$-	$179,144
Common stock issued for compensation -management	$37,500	$240,000
Common stock issued for compensation- services	$58,225	$218,784

See accompanying notes to Audited consolidated financial statements.

GivBux, Inc

Notes to Consolidated Financial Statements

December 31,2023 and 2022

NOTE 12 – SUBSEQUENT

Management has evaluated subsequent events through the date these financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure, except as follows:

On March 11,2024, the Company’s board of directors approved and authorized the transfer agent to remove the restrictive legend on 5,000.000 shares of one stock holder based on legal opinion from attorney.